Right-of-Use Assets	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets [Abstract]
Right-of-use assets

10. Right-of-use assets

The Group signed lease agreements to rent office space from Commercial Bank of China branch in Qionghai. The lease agreements will expire on September 30, 2026. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The lease was no long included in the Group’s consolidated financial statement due to the disposal of Hainan Guoxie on February 26, 2024.

Total lease expense for the years ended December 31, 2025, 2024 and 2023 amounted to $nil, $404 and $676, respectively.